Weighted Average Actuarial Assumptions Used in Measuring Net Periodic Benefit Cost and Plan Obligations - Postretirement Health-Care and Life-Insurance Plans (Detail)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost Discount rate	4.20%	5.50%	5.40%
Plan obligations Discount rate	4.80%	4.20%	5.50%
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost Discount rate	0.00%	0.00%	5.10%
Plan obligations Discount rate	440000000.00%	380000000.00%	530000000.00%
Health-care cost trend assumed for the next year	750000000.00%	750000000.00%	800000000.00%
Rate to which the cost trend is assumed to decline	500000000.00%	500000000.00%	500000000.00%
Year that rate reaches the ultimate trend rate	2018	2017	2017